Investment (Dining Secretary China Limited, "Dining Secretary") (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Dining Secretary [Member] USD ($)	Dec. 31, 2011 Dining Secretary [Member] CNY	Nov. 24, 2010 Dining Secretary [Member] Preferred stock [Member] USD ($)	Dec. 31, 2010 BTG-Jianguo [Member] Ordinary share [Member] CNY
Schedule of investments [Line Items]
Total consideration of acquisition			$ 10.0	10.2
Increase in fair value of the investment credited to other comprehensive income	$ 0.4	2.5